Operating Leases - Components of Lease Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease cost	¥ 145,136	¥ 129,794
Operating lease cost for leases with terms less than one year	13,788	17,742
Total lease cost	¥ 158,924	¥ 147,536